COMMITMENTS - DSI Agreement (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 01, 2020	May 31, 2022	Dec. 31, 2023	Jul. 25, 2023	Feb. 28, 2023	Dec. 31, 2022	Jul. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares issued				1,301,923		12,163
Intangible assets			$ 5,578,000			$ 65,626,000
ADS.
Disclosure of classes of share capital [line items]
Number of shares issued		264,085	47,336
Net proceeds from issuing shares		$ 14,400,000
Movantik
Disclosure of classes of share capital [line items]
Intangible assets			$ 12,500,000
Present value of future milestone payments			10,500,000
Restricted cash transferred to collateral bank account			800,000		$ 16,000,000
Fair value estimate			95,000,000
Gains On Disposals Of Movantik			35,500,000
Gains From The Debt Extinguishment.			20,600,000
Movantik | DSI
Disclosure of classes of share capital [line items]
Royalty-bearing agreement, payments and settlements	$ 15,100,000
Movantik | DSI | ADS.
Disclosure of classes of share capital [line items]
Number of shares issued							7,085
Financial component of issuance of stock			$ 2,000,000
July 2022 | Movantik | DSI
Disclosure of classes of share capital [line items]
Royalty-bearing agreement, payments and settlements	10,100,000
February 2023 | Movantik | DSI
Disclosure of classes of share capital [line items]
Royalty-bearing agreement, payments and settlements	$ 5,000,000